Reciprocal Exchanges	9 Months Ended
Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reciprocal Exchanges
Reciprocal Exchanges

As of September 15, 2014, through its wholly-owned management companies, the Company manages the business operations of the Reciprocal Exchanges and has the ability to direct their activities. The Reciprocal Exchanges are policyholder-owned insurance carriers organized as unincorporated associations. Each policyholder insured by the Reciprocal Exchanges shares risk with the other policyholders.
In the event of dissolution, policyholders would share any residual unassigned surplus in the same proportion as the amount of insurance purchased but are not subject to assessment for any deficit in unassigned surplus of the Reciprocal Exchanges. The Company receives management fee income for the services provided to the Reciprocal Exchanges. The assets of the Reciprocal Exchanges can be used only to settle the obligations of the Reciprocal Exchanges and general creditors to their liabilities have no recourse to the Company.
In addition, subsidiaries of ACP Re Ltd. ("ACP Re"), a related party, hold the surplus notes issued by the Reciprocal Exchanges when they were originally capitalized. The obligation to repay principal and interest on the surplus notes is subordinated to the Reciprocal Exchanges’ other liabilities including obligations to policyholders and claimants for benefits under insurance policies. Principal and interest on the surplus notes are payable only with regulatory approval. The Company has no ownership interest in the Reciprocal Exchanges.
The Company determined that it holds a variable interest in each of the Reciprocal Exchanges because of the significance of the management fees paid by the Reciprocal Exchanges to the wholly-owned subsidiaries of the Company as the Reciprocal Exchanges' decision-maker and the relevance of these fees to the economic performance of the Reciprocal Exchanges. Each of the Reciprocal Exchanges qualifies as a Variable Interest Entity ("VIE") because the equity holders (i.e., the policyholders) of the Reciprocal Exchanges lack the ability to direct the activities of the Reciprocal Exchanges that have a significant impact on the Reciprocal Exchanges' economic performance. The Company is the primary beneficiary because it, through its wholly-owned management companies, has both the power to direct the activities of the Reciprocal Exchanges that most significantly impact their economic performance and the right to economic benefits that could be potentially significant. Accordingly, the Company consolidates these Reciprocal Exchanges and eliminates all intercompany balances and transactions with the Company.
For the period ended September 30, 2014, the Reciprocal Exchanges recognized total revenues, total expenses and net income (loss) of $6,751, $7,496 and $(745), respectively.
The following table presents the balance sheet of the Reciprocal Exchanges as of September 15, 2014:

September 2014
Assets:
Cash and investments	$235,684
Accrued investment income	1,975
Premiums receivables	55,914
Reinsurance recoverable on unpaid losses	18,734
Prepaid reinsurance premiums	27,166
Intangible assets, net	13,901
Income tax receivable	819
Other assets	1,665
Total assets	$355,858
Liabilities:
Unpaid loss and loss adjustment expense reserves	$101,153
Unearned premiums	114,786
Reinsurance payable	5,167
Accounts payable and accrued expenses	9,853
Deferred tax liability	24,046
Notes payable	44,600
Due to affiliate	17,808
Other liabilities	1,077
Total liabilities	318,490
Stockholders’ equity:
Non-controlling interest	37,368
Total stockholders’ equity	37,368
Total liabilities and stockholders' equity	$355,858